SEI Institutional Managed Trust

Statement of Certification

Pursuant to Rule 497(j)

SEI Institutional Managed Trust (the “Trust”) hereby certifies that, to the best of its knowledge, the form of Information Statement/Prospectus and Statement of Additional Information dated June 1, 2018, that would have been filed under paragraph (c) of Rule 497 under the Securities Act of 1933, as amended, would not have differed from that contained in Post-Effective Amendment No. 1 to the Trust’s Registration Statement on Form N-14 (File No. 333-224553), which was filed electronically on May 31, 2018 (Accession No. 0001104659-18-037242).

SEI Institutional Managed Trust

By:	/s/ Timothy D. Barto
Timothy D. Barto

Title:	Vice President and Secretary

Date:	June 5, 2018